UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4626

                          Tax-Free Trust or Oregon
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	9/30

				Date of reporting period:	3/31/06

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL
REPORT

MARCH 31, 2006

                                TAX-FREE TRUST OF
                                     OREGON

                          A TAX-FREE INCOME INVESTMENT

                       [LOGO OF TAX-FREE TRUST OF OREGON:
                          A SQUARE WITH TWO PINE TREES
                             IN FRONT OF A MOUNTAIN]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA(SM) GROUP OF FUNDS

[LOGO OF TAX-FREE
TRUST OF OREGON:    SERVING OREGON INVESTORS FOR TWO DECADES
A SQUARE WITH
TWO PINE TREES              TAX-FREE TRUST OF OREGON
IN FRONT OF A
MOUNTAIN]             "THE BENEFITS OF TAX-FREE INVESTING"

                                                                        May 2006

Dear Fellow Shareholder:

      As the name of your Trust clearly states, Tax-Free Trust of Oregon is tax-free - free from Oregon state and regular Federal income taxes.

      This tax-free status serves many purposes. It obviously provides you, and our other shareholders, with tax-free income. But, it also provides municipalities with an attractive motivator to help them raise revenue. Additionally, the projects funded by these tax-free securities enhance the quality of life for all community residents.

      Many individuals pay as much as 30% to 40% of their income in Federal and state taxes. Obviously, if you have to pay that much in taxes, it significantly reduces what you get to keep in your pocket.

BENEFITS TO INVESTORS

      As an investor seeking tax-free income, do you have to forego higher yields? Not necessarily.

This chart assumes a 35% Federal and 9% state tax-rate and is for illustration purposes only; it does not represent past or future performance of any investment.

      The chart above shows that you would have to earn significantly more from a taxable investment in order to be equal to what you get to keep from a tax-free investment.

      As you can clearly see from the chart, you would have to earn 6.8% on a taxable investment in order to equal the tax-free level of 4%.

      Keep this illustration in mind the next time you examine the yield that Tax-Free Trust of Oregon provides you. You will find that a 3%, 4% or 5% tax-free yield looks considerably more attractive to you when you consider the implications of taxes.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

BENEFITS TO MUNICIPALITIES

      As you are likely aware, states, counties, cities, towns, and other forms of municipalities issue tax-free bonds to raise monies. These issues generally take two forms - general obligation securities and revenue securities.

      General obligation municipal securities are primarily those securities used to finance the general needs of municipalities. General obligation securities are secured by the tax-raising power of the specific municipality in terms of its ability to pay interest and repay principal on a timely basis. Thus, these securities are considered to be "backed by the full faith and credit" of the issuer.

      Revenue securities are issued to finance specific projects, such as a hospital or airport. In this instance, the municipal issuer pledges the operating revenues derived from the specific project to pay the interest and repay the principal when due.

      In many cases, smaller municipalities would have difficulty selling these securities in the marketplace were it not for the added attractiveness of the tax-free status.

BENEFITS TO QUALITY OF LIFE

      The benefit you may not have considered - when you invested in the Trust - was that in the process of having the Trust provide you with tax-free income, it also provides help to a variety of others within your community and Oregon. This is a benefit in which you can take real pride.

      Municipal bonds, such as those in which Tax-Free Trust of Oregon invests, are the primary way infrastructure is financed. Infrastructure is a relatively obscure word that by itself doesn't mean much to most people. But, when you translate the word "infrastructure" into projects such as schools, roads, bridges, water facilities, pollution control, airports, hospitals, and fire and police stations, then you are speaking in terms that people more easily understand.

      As the economy of Oregon grows, new and additional municipal projects are needed for the benefit of the citizens of Oregon and the various communities throughout the state. In essence, your money invested in the Trust helps pay for that new school, road, airport, etc. that you and your neighbors now enjoy. So, as an investor in Tax-Free Trust of Oregon, you can take pride in knowing that you are playing a vital role and a very real part in enhancing the quality of life for your family, friends, neighbors and future generations of Oregonians.

SUMMARY

      So, the next time that you receive your statement from Tax-Free Trust of Oregon, remember that the benefits that are reaped from your investment are more than just what is evident on that piece of paper.

                                   Sincerely,


/s/ Diana P. Herrmann                           /s/ Lacy B. Herrmann

Diana P. Herrmann                               Lacy B. Herrmann
President                                       Founder and Chairman Emeritus

For certain investors, some dividends may be subject to Federal and State taxes.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
                            TAX-FREE TRUST OF OREGON
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              RATING
    FACE                                                                     MOODY'S/
   AMOUNT      STATE OF OREGON GENERAL OBLIGATION BONDS (60.0%)                 S&P         VALUE
-----------    ------------------------------------------------------------  --------   ------------
               Bend, Oregon Transportation Highway System (MBIA
                  Corporation Insured)
$ 1,135,000    5.300%, 09/01/17 ...........................................    Aaa/NR   $  1,199,184
               Benton and Linn Counties Oregon School District #509J
                  (Financial Security Assurance Insured)
  4,670,000    5.000%, 06/01/21 ...........................................    Aaa/NR      4,898,596
               Chemeketa, Oregon Community College District
                  (Financial Guaranty Insurance Corporation Insured)
  1,385,000    5.500%, 06/01/14 ...........................................   Aaa/AAA      1,532,336
               Clackamas County, Oregon School District #007J
                  (Lake Oswego)
  1,340,000    5.375%, 06/01/13 pre-refunded ..............................    Aa2/NR      1,443,100
               Clackamas County, Oregon School District #12 (North
                  Clackamas) (Financial Security Assurance Insured)
  9,110,000    5.000%, 06/15/17 ...........................................   Aaa/AAA      9,822,584
               Clackamas County, Oregon School District #62 (Oregon
                  City) (Financial Security Assurance Insured)
  5,270,000    5.000%, 06/15/16 ...........................................   Aaa/AAA      5,615,870
               Clackamas County, Oregon School District #62 (Oregon
                  City) (State School Bond Guaranty Program)
  1,330,000    5.375%, 06/15/17 pre-refunded ..............................   Aa3/AA-      1,415,213
  2,055,000    5.500%, 06/15/20 pre-refunded ..............................   Aa3/AA-      2,196,548
               Clackamas County, Oregon School District #86 (Canby)
                  (Financial Security Assurance Insured)
  2,240,000    5.000%, 06/15/19 ...........................................   Aaa/AAA      2,368,374
  1,000,000    5.000%, 06/15/23 ...........................................   Aaa/AAA      1,054,190
  1,500,000    5.000%, 06/15/25 ...........................................   Aaa/AAA      1,574,310
               Clackamas County, Oregon School District #108
                  (Estacada) (Financial Security Assurance Insured)
  1,295,000    5.375%, 06/15/17 pre-refunded ..............................   Aaa/AAA      1,395,311
  2,000,000    5.000%, 06/15/25 pre-refunded ..............................   Aaa/AAA      2,119,800

                                                                              RATING
    FACE                                                                     MOODY'S/
   AMOUNT      STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)             S&P         VALUE
-----------    ------------------------------------------------------------  --------   ------------
               Clackamas County, Oregon Tax Allocation
$ 1,000,000    6.500%, 05/01/20 ...........................................    NR/NR*   $  1,000,880
               Clackamas, Oregon Community College District
                  (Financial Guaranty Insurance Corporation Insured)
  3,955,000    5.250%, 06/15/17 ...........................................   Aaa/AAA      4,196,018
  4,310,000    5.250%, 06/15/18 ...........................................   Aaa/AAA      4,560,196
               Clackamas and Washington Counties, Oregon School
                  District #3J (Financial Guaranty Insurance
                  Corporation Insured)
  1,620,000    5.000%, 06/01/17 pre-refunded ..............................   Aaa/AAA      1,646,293
               Clatsop County, Oregon School District #1 (Astoria)
                  (State School Bond Guaranty Program)
  1,895,000    5.500%, 06/15/19 pre-refunded ..............................    NR/AA-      2,025,528
               Columbia County, Oregon School District #502
                  (Financial Guaranty Insurance Corporation Insured)
  2,070,000    zero coupon, 06/01/15 ......................................   Aaa/AAA      1,383,464
               Columbia Gorge, Oregon Community College District
                  (MBIA Corporation Insured)
  1,440,000    5.000%, 06/15/22 ...........................................    Aaa/NR      1,518,034
               Deschutes County, Oregon Administrative School
                  District #1 (Bend-LaPine)
  1,500,000    5.000%, 12/01/17 pre-refunded ..............................    A1/NR       1,565,535
               Deschutes County, Oregon Administrative School
                  District #1 (Bend-LaPine) (Financial Security
                  Assurance Insured)
  1,145,000    5.500%, 06/15/14 pre-refunded ..............................    Aaa/NR      1,240,401
  1,300,000    5.500%, 06/15/16 pre-refunded ..............................    Aaa/NR      1,408,316
  1,355,000    5.500%, 06/15/18 pre-refunded ..............................    Aaa/NR      1,467,899
  3,000,000    5.125%, 06/15/21 pre-refunded ..............................    Aaa/NR      3,197,250
               Deschutes County, Oregon (Financial Security
                  Assurance Insured)
  2,000,000    5.000%, 12/01/14 ...........................................    Aaa/NR      2,121,760
  1,615,000    5.000%, 12/01/15 ...........................................    Aaa/NR      1,708,476
  2,260,000    5.000%, 12/01/16 ...........................................    Aaa/NR      2,390,809

                                                                              RATING
    FACE                                                                     MOODY'S/
   AMOUNT      STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)             S&P         VALUE
-----------    ------------------------------------------------------------  --------   ------------
               Deschutes County, Oregon School District #6 (Sisters)
                  (Financial Security Assurance Insured)
$ 1,735,000    5.250%, 06/15/19 ...........................................   Aaa/AAA   $  1,917,990
  1,030,000    5.250%, 06/15/21 ...........................................   Aaa/AAA      1,146,812
               Deschutes and Jefferson Counties Oregon School
                  District #02J (Redmond) (Financial Guaranty
                  Insurance Corporation Insured)
  1,000,000    5.000%, 06/15/21 ...........................................    Aaa/NR      1,053,500
  2,330,000    zero coupon, 06/15/22 ......................................    Aaa/NR      1,098,059
               Douglas County, Oregon School District #4 (Roseburg)
                  (State School Bond Guaranty Program)
  1,075,000    5.125%, 12/15/17 pre-refunded ..............................    Aa3/NR      1,148,960
               Douglas County, Oregon School District #116 (Winston-
                  Dillard) (State School Bond Guaranty Program)
  1,020,000    5.625%, 06/15/20 pre-refunded ..............................    NR/AA-      1,095,164
               Eugene, Oregon (Parks and Open Space)
  1,465,000    5.250%, 02/01/18 pre-refunded ..............................    Aa2/NR      1,528,039
  1,555,000    5.250%, 02/01/19 pre-refunded ..............................    Aa2/NR      1,621,912
               Gresham, Oregon
               (Financial Security Assurance Insured)
  1,155,000    5.375%, 06/01/18 ...........................................    Aaa/NR      1,244,097
               Jackson County, Oregon School District #4 (Phoenix-
                  Talent) (Financial Security Assurance Insured)
  1,490,000    5.500%, 06/15/13 pre-refunded ..............................   Aaa/AAA      1,614,147
  1,395,000    5.500%, 06/15/18 pre-refunded ..............................   Aaa/AAA      1,511,231
               Jackson County, Oregon School District #9 (Eagle Point)
                  (MBIA Corporation Insured)
  2,080,000    5.500%, 06/15/15 ...........................................    Aaa/NR      2,311,171
  1,445,000    5.500%, 06/15/16 ...........................................    Aaa/NR      1,615,929
  1,510,000    5.250%, 06/15/17 ...........................................    Aaa/NR      1,661,695
               Jackson County, Oregon School District #9 (Eagle Point)
                  (State School Bond Guaranty Program)
  1,120,000    5.625%, 06/15/17 pre-refunded ..............................    Aa3/NR      1,219,870
  1,880,000    5.000%, 06/15/21 pre-refunded ..............................    Aa3/NR      1,992,612

                                                                              RATING
    FACE                                                                     MOODY'S/
   AMOUNT      STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)             S&P         VALUE
-----------    ------------------------------------------------------------  --------   ------------
               Jackson County, Oregon School District #549 (Medford)
                  (State School Bond Guaranty Program)
$ 1,750,000    5.000%, 06/15/12 ...........................................    Aa3/NR   $  1,855,910
               Jefferson County, Oregon School District #509J
               (Financial Guaranty Insurance Corporation Insured)
  1,215,000    5.250%, 06/15/14 ...........................................   Aaa/AAA      1,304,424
  1,025,000    5.250%, 06/15/17 ...........................................   Aaa/AAA      1,098,103
               Josephine County, Oregon School District #7 (Grants
                  Pass)(Financial Guaranty Insurance Corporation Insured)
  2,700,000    5.700%, 06/01/13 pre-refunded ..............................   Aaa/AAA      2,765,016
               Josephine County, Oregon Three Rivers School District
                  (Financial Guaranty Insurance Corporation Insured)
  1,000,000    5.000%, 12/15/19 ...........................................    Aaa/NR      1,080,350
               Josephine County, Oregon Three Rivers School District
                  (Financial Security Assurance Insured)
  1,780,000    5.250%, 06/15/18 pre-refunded ..............................    Aaa/NR      1,907,466
  1,130,000    5.000%, 06/15/19 pre-refunded ..............................    Aaa/NR      1,197,687
               Lane and Douglas Counties, Oregon School District #45J
                  (South Lane) (State School Bond Guaranty Program)
  1,525,000    6.000%, 06/15/18 pre-refunded ..............................    NR/AA-      1,656,318
               Lane and Douglas Counties, Oregon School
                  District #97J (Siuslaw) (Financial Guaranty
                  Insurance Corporation Insured)
  1,340,000    5.375%, 06/15/17 ...........................................    Aaa/NR      1,489,517
               Lane and Douglas Counties, Oregon School
                  District #97J (Siuslaw) (State School Bond
                  Guaranty Program)
  1,000,000    5.400%, 06/15/19 pre-refunded ..............................    Aa3/NR      1,052,260
               Lane County, Oregon (Financial Security
                  Assurance Insured)
  2,870,000    5.000%, 06/01/15 ...........................................    Aaa/NR      3,046,907
               Lane County, Oregon School District #40 (Creswell)
                  (State School Bond Guaranty Program)
  1,430,000    5.375%, 06/15/20 pre-refunded ..............................    NR/AA-      1,521,620
               Lincoln County, Oregon School District (Financial
                  Guaranty Insurance Corporation Insured)
  1,245,000    5.250%, 06/15/12 ...........................................   Aaa/AAA      1,301,423

                                                                              RATING
    FACE                                                                     MOODY'S/
   AMOUNT      STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)             S&P         VALUE
-----------    ------------------------------------------------------------  --------   ------------
               Linn-Benton, Oregon Community College District
                  (Financial Guaranty Insurance Corporation Insured)
$ 1,160,000    zero coupon, 06/15/11 ......................................   Aaa/AAA   $    944,785
               Linn County, Oregon School District #7 (Harrisburg)
                  (State School Bond Guaranty Program)
  1,660,000    5.500%, 06/15/19 pre-refunded ..............................    NR/AA-      1,774,341
               Linn County, Oregon School District #9 (Lebanon)
                  (Financial Guaranty Insurance Corporation Insured)
  3,000,000    5.600%, 06/15/30 pre-refunded ..............................   Aaa/AAA      3,311,130
               Linn County, Oregon School District #9 (Lebanon)
                  (MBIA Corporation Insured)
  2,500,000    5.000%, 06/15/30 ...........................................   Aaa/AAA      2,577,025
               Madras Aquatic Center District, Oregon
  1,695,000    5.000%, 06/01/22 ...........................................    NR/NR*      1,738,714
               Metro, Oregon
  3,240,000    5.000%, 01/01/13 ...........................................   Aa1/AAA      3,360,398
  3,000,000    5.250%, 09/01/14 ...........................................   Aa1/AAA      3,224,400
               Morrow County, Oregon School District #1 (Financial
                  Security Assurance Insured)
  1,710,000    5.250%, 06/15/19 ...........................................   Aaa/AAA      1,890,354
               Multnomah County, Oregon School District #007
                  (Reynolds) (MBIA Corporation Insured)
  2,625,000    5.000%, 06/01/25 ...........................................    Aaa/NR      2,710,234
               Multnomah County, Oregon School District #7
                  (Reynolds) (State School Bond Guaranty Program)
    500,000    5.625%, 06/15/17 pre-refunded ..............................   Aa3/AA-        544,585
  2,375,000    5.125%, 06/15/19 pre-refunded ..............................   Aa3/AA-      2,531,156
               Multnomah County, Oregon School District #40 (David
                  Douglas) (Financial Security Assurance Insured)
  2,055,000    5.000%, 12/01/15 pre-refunded ..............................   Aaa/AAA      2,167,285
               Multnomah and Clackamas Counties, Oregon School
                  District #10 (Gresham-Barlow)
                  (Financial Security Assurance Insured)
  1,140,000    5.000%, 06/15/16 ...........................................   Aaa/AAA      1,206,941
  1,205,000    5.000%, 06/15/17 ...........................................   Aaa/AAA      1,268,841

                                                                              RATING
    FACE                                                                     MOODY'S/
   AMOUNT      STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)             S&P         VALUE
-----------    ------------------------------------------------------------  --------   ------------
               Multnomah and Clackamas Counties, Oregon School
                  District #10 (Gresham-Barlow)
                  (Financial Security Assurance Insured) (continued)
$ 1,500,000    5.500%, 06/15/18 pre-refunded ..............................   Aaa/AAA   $  1,624,980
  4,775,000    5.250%, 06/15/19 ...........................................   Aaa/AAA      5,253,168
  2,650,000    5.000%, 06/15/21 pre-refunded ..............................   Aaa/AAA      2,808,735
               Multnomah and Clackamas Counties, Oregon School
                  District #28JT (Centennial) (Financial Security
                  Assurance Insured)
  2,680,000    5.25%, 12/15/18 ............................................    Aaa/NR      2,965,661
               Northern Oregon Correctional (AMBAC Indemnity
                  Corporation Insured)
  1,195,000    5.400%, 09/15/16 pre-refunded ..............................   Aaa/AAA      1,225,831
               Oak Lodge, Oregon Water District (AMBAC Indemnity
                  Corporation Insured)
    215,000    7.300%, 12/01/06 ...........................................   Aaa/AAA        216,245
    215,000    7.400%, 12/01/07 ...........................................   Aaa/AAA        216,312
               Oregon Coast Community College District
                  (MBIA Corporation Insured)
  1,590,000    5.250%, 06/15/17 ...........................................    Aaa/NR      1,714,926
  1,475,000    5.250%, 06/15/20 ...........................................    Aaa/NR      1,585,581
               State of Oregon
  2,115,000    5.250%, 10/15/14 ...........................................   Aa3/AA-      2,270,558
               State of Oregon Board of Higher Education
    820,000    zero coupon, 08/01/16 ......................................   Aa3/AA-        517,469
    500,000    zero coupon, 08/01/18 ......................................   Aa3/AA-        285,490
    540,000    zero coupon, 08/01/19 ......................................   Aa3/AA-        293,090
  5,000,000    5.000%, 08/01/20 ...........................................   Aa3/AA-      5,278,200
  2,560,000    5.500%, 08/01/21 pre-refunded ..............................   Aa3/AA-      2,725,325
  2,000,000    5.000%, 08/01/21 ...........................................   Aa3/AA-      2,115,920
  2,130,000    5.000%, 08/01/22 ...........................................   Aa3/AA-      2,196,584
    870,000    5.000%, 08/01/22 pre-refunded ..............................   Aa3/AA-        905,461
  1,655,000    5.600%, 08/01/23 pre-refunded ..............................   Aa3/AA-      1,714,150
  1,500,000    5.600%, 08/01/23 pre-refunded ..............................   Aa3/AA-      1,553,610
               State of Oregon Elderly and Disabled Housing
     40,000    6.250%, 08/01/13 ...........................................   Aa3/AA-         40,063

                                                                              RATING
    FACE                                                                     MOODY'S/
   AMOUNT      STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)             S&P         VALUE
-----------    ------------------------------------------------------------  --------   ------------
               State of Oregon Veterans' Welfare
$   700,000    9.200%, 10/01/08 ...........................................    Aa3/NR   $    790,559
    695,000    5.200%, 10/01/18 ...........................................   Aa3/AA-        710,380
               Portland, Oregon
  1,000,000    4.600%, 06/01/14 ...........................................    Aaa/NR      1,025,800
  2,975,000    zero coupon, 06/01/15 ......................................    Aa2/NR      1,979,446
  1,120,000    5.125%, 06/01/18 ...........................................    Aaa/NR      1,172,170
 10,480,000    4.350%, 06/01/23 ...........................................    Aa2/NR     10,492,262
               Portland, Oregon Community College District
  3,015,000    5.125%, 06/01/13 pre-refunded ..............................    Aa2/AA      3,204,644
  3,115,000    5.125%, 06/01/16 pre-refunded ..............................    Aa2/AA      3,310,934
  2,350,000    5.000%, 06/01/21 pre-refunded ..............................    Aa2/AA      2,484,162
               Portland, Oregon Community College District (Financial
                  Guaranty Insurance Corporation Insured)
  1,395,000    5.000%, 06/01/17 pre-refunded ..............................   Aaa/AAA      1,474,641
               Rogue Community College District Oregon
                  (MBIA Corporation Insured)
  1,540,000    5.000%, 06/15/20 ...........................................    Aaa/NR      1,628,257
  1,000,000    5.000%, 06/15/22 ...........................................    Aaa/NR      1,052,640
  1,195,000    5.000%, 06/15/25 ...........................................    Aaa/NR      1,249,588
               Salem-Keizer Oregon School District #24J
                  (Financial Security Assurance Insured)
  1,000,000    4.875%, 06/01/14 ...........................................   Aaa/AAA      1,026,590
               Southwestern Oregon Community College District
                  (MBIA Corporation Insured)
  1,120,000    6.000%, 06/01/25 pre-refunded ..............................   Aaa/AAA      1,219,669
               Tillamook County, Oregon School District #9
                  (Financial Security Assurance Insured)
  3,000,000    5.250%, 06/15/22 ...........................................   Aaa/AAA      3,203,760
               Tillamook and Yamhill Counties, Oregon School
                  District #101 (Nestucca Valley)
                  (Financial Security Assurance Insured)
  1,760,000    5.000%, 06/15/25 ...........................................    NR/AAA      1,847,190
               Umatilla County, Oregon School District #16R
                  (Pendleton) (Financial Guaranty Insurance
                  Corporation Insured)
  1,550,000    5.500%, 07/01/12 ...........................................    Aaa/NR      1,693,235

                                                                              RATING
    FACE                                                                     MOODY'S/
   AMOUNT      STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)             S&P         VALUE
-----------    ------------------------------------------------------------  --------   ------------
               Wasco County, Oregon School District #12 (The Dalles)
                  (Financial Security Assurance Insured)
$ 1,135,000    6.000%, 06/15/15 pre-refunded ..............................   Aaa/AAA   $  1,235,028
  1,400,000    5.500%, 06/15/17 ...........................................   Aaa/AAA      1,571,780
  1,790,000    5.500%, 06/15/20 ...........................................   Aaa/AAA      2,030,630
               Washington County, Oregon
  1,100,000    5.000%, 06/01/17 pre-refunded ..............................    Aa2/NR      1,162,799
  2,465,000    5.000%, 06/01/23 ...........................................    Aa2/NR      2,607,723
               Washington County, Oregon School District #15
                  (Forest Grove) (Financial Security Assurance Insured)
  2,285,000    5.375%, 06/15/14 pre-refunded ..............................    Aaa/NR      2,461,996
  1,760,000    5.375%, 06/15/16 pre-refunded ..............................    Aaa/NR      1,896,330
  2,000,000    5.000%, 06/15/21 pre-refunded ..............................    Aaa/NR      2,119,800
               Washington County, Oregon School District #48J
                  (Beaverton)
  2,000,000    5.125%, 01/01/15 pre-refunded ..............................   Aa2/AA-      2,120,940
  1,620,000    5.125%, 01/01/16 pre-refunded ..............................   Aa2/AA-      1,717,961
               Washington County, Oregon School District #48J
                  (Beaverton) (Financial Guaranty Insurance
                  Corporation Insured)
  2,800,000    5.375%, 06/01/19 pre-refunded ..............................   Aaa/AAA      2,944,312
               Washington County, Oregon School District #48J
                  (Beaverton) (Financial Security Assurance Insured)
  1,900,000    5.000%, 06/01/16 ...........................................   Aaa/AAA      2,032,012
               Washington and Clackamas Counties, Oregon School
                  District #23 (Tigard) (MBIA Corporation Insured)
  4,700,000    5.375%, 06/15/14 pre-refunded ..............................    Aaa/NR      5,091,416
  2,525,000    5.375%, 06/15/20 pre-refunded ..............................    Aaa/NR      2,735,282
               Washington and Clackamas Counties, Oregon School
                  District #23J (Tigard)
  1,000,000    5.650%, 06/01/15 pre-refunded ..............................    Aa3/NR      1,003,460
               Washington, Clackamas, and Yamhill County, Oregon
                  School District #88JT (Sherwood)
                  (Financial Security Assurance Insured)
  2,055,000    5.125%, 06/15/12 pre-refunded ..............................    Aaa/NR      2,145,502

                                                                              RATING
    FACE                                                                     MOODY'S/
   AMOUNT      STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)             S&P         VALUE
-----------    ------------------------------------------------------------  --------   ------------
               Washington, Multnomah and Yamhill County, Oregon
                  School District #1J (Hillsboro)
$ 1,295,000    5.250%, 06/01/13 pre-refunded ..............................    Aa3/NR   $  1,356,953
               Washington and Yamhill, Oregon County School
                  District #58J (Farmington View) (AMBAC Indemnity
                  Corporation Insured)
     90,000    6.600%, 11/01/06 ...........................................   Aaa/AAA         90,199
               Yamhill County, Oregon School District #29J
                  (Newberg) (MBIA Corporation Insured)
  2,850,000    5.250%, 06/15/17 pre-refunded ..............................    Aaa/NR      3,067,882
  3,765,000    5.250%, 06/15/20 pre-refunded ..............................    Aaa/NR      4,052,834
                                                                                        ------------
               Total General Obligation Bonds                                            262,892,778
                                                                                        ------------
               STATE OF OREGON REVENUE BONDS (37.2%)

               AIRPORT REVENUE BONDS (0.7%)
               Port of Portland, Oregon Airport (AMBAC Indemnity
                  Corporation Insured)
  3,000,000    5.500%, 07/01/24 ...........................................   Aaa/AAA      3,199,350
                                                                                        ------------
               CERTIFICATES OF PARTICIPATION REVENUE BONDS (3.5%)
               Oregon State Department Administrative Services
   355,000     5.000%, 11/01/19 pre-refunded ..............................   Aaa/AAA        366,154
   595,000     5.000%, 11/01/19 ...........................................   Aaa/AAA        613,142
               Oregon State Department Administrative Services
                  (Financial Guaranty Insurance Corporation Insured)
  1,000,000    5.000%, 11/01/20 ...........................................   Aaa/AAA      1,059,260
               Oregon State Department of Administration Services
                  (AMBAC Indemnity Corporation Insured)
    500,000    5.375%, 05/01/14 ...........................................   Aaa/AAA        539,175
  1,120,000    5.000%, 05/01/21 ...........................................   Aaa/AAA      1,166,334
  1,500,000    5.800%, 05/01/24 pre-refunded ..............................   Aaa/AAA      1,549,605
  4,095,000    6.000%, 05/01/26 pre-refunded ..............................   Aaa/AAA      4,488,038
               Oregon State Department of Administrative Services
                  (Financial Security Assurance Insured)
  1,300,000    5.500%, 11/01/12 ...........................................   Aaa/AAA      1,425,840
  1,135,000    5.000%, 05/01/15 ...........................................   Aaa/AAA      1,201,420
  1,770,000    5.000%, 05/01/19 ...........................................   Aaa/AAA      1,864,801
  1,000,000    5.000%, 05/01/22 ...........................................   Aaa/AAA      1,047,280
                                                                                        ------------
               Total Certificates of Participation Revenue Bonds                          15,321,049
                                                                                        ------------

                                                                              RATING
    FACE                                                                     MOODY'S/
   AMOUNT      STATE OF OREGON REVENUE BONDS (CONTINUED)                        S&P         VALUE
-----------    ------------------------------------------------------------  --------   ------------
               HOSPITAL REVENUE BONDS (7.5%)
               Clackamas County, Oregon Hospital Facilities Authority
                  (Legacy Health System)
$ 2,000,000    5.250%, 02/15/17 ...........................................    Aa3/AA   $  2,093,380
  2,980,000    5.250%, 02/15/18 ...........................................    Aa3/AA      3,103,849
  4,025,000    5.250%, 05/01/21 ...........................................    Aa3/AA      4,201,094
               Clackamas County, Oregon Hospital Facilities Authority
                  (Legacy Health System) (MBIA Corporation Insured)
  2,650,000    4.750%, 02/15/11 ...........................................   Aaa/AAA      2,746,857
               Clackamas County, Oregon Hospital Facilities
                  Authority (Mary's Woods)
  3,480,000    6.625%, 05/15/29 pre-refunded ..............................    NR/NR*      3,835,204
               Deschutes County, Oregon Hospital Facilities Authority
                  (Cascade Health)
  2,000,000    5.600%, 01/01/27 pre-refunded ..............................    A1/NR       2,177,480
  3,000,000    5.600%, 01/01/32 pre-refunded ..............................    A1/NR       3,266,220
               Medford, Oregon Hospital Facilities Authority Revenue
    705,000    5.000%, 08/15/18 pre-refunded ..............................   Aaa/AAA        734,088
    345,000    5.000%, 08/15/18 ...........................................   Aaa/AAA        355,295
               Multnomah County Oregon Hospital Facility Authority
                  (Providence Health System)
  2,390,000    5.250%, 10/01/22 ...........................................    Aa3/AA      2,532,611
               Oregon Health Sciences University Series B
                  (MBIA Corporation Insured)
  1,400,000    5.250%, 07/01/15 ...........................................    Aaa/AAA     1,433,166
               State of Oregon Health Housing Educational and
                  Cultural Facilities Authority (Peacehealth)
                  (AMBAC Indemnity Corporation Insured)
  2,300,000    5.250%, 11/15/17 ...........................................   Aaa/AAA      2,444,831
  1,850,000    5.000%, 11/15/26 ...........................................   Aaa/AAA      1,918,358
  1,430,000    5.000%, 11/15/32 ...........................................   Aaa/AAA      1,470,426
               Western Lane County, Oregon Hospital Facilities
                  Authority (Sisters of St. Joseph Hospital)
                  (MBIA Corporation Insured)
    685,000    5.625%, 08/01/07 ...........................................   Aaa/AAA        690,227
                                                                                        ------------
               Total Hospital Revenue Bonds                                               33,003,086
                                                                                        ------------

                                                                              RATING
    FACE                                                                     MOODY'S/
   AMOUNT      STATE OF OREGON REVENUE BONDS (CONTINUED)                        S&P         VALUE
-----------    ------------------------------------------------------------  --------   ------------
               HOUSING, EDUCATIONAL, AND CULTURAL REVENUE BONDS (4.6%)
               Forest Grove, Oregon (Pacific University) (Radian Insured)
$ 4,000,000    5.000%, 05/01/22 ...........................................    Aa3/AA   $  4,129,440
               Multnomah County, Oregon Educational Facility
                  (University of Portland)
  1,000,000    6.000%, 04/01/20 ...........................................   NR/BBB+      1,059,450
               Oregon Health Sciences University, Oregon
                  (MBIA Corporation Insured)
 11,550,000    zero coupon, 07/01/21 ......................................   Aaa/AAA      5,715,633
  3,140,000    5.250%, 07/01/22 ...........................................   Aaa/AAA      3,350,537
               Oregon State Facilities Authority Revenue (Willamette
                  University) (Financial Guaranty Corporation Insured)
    500,000    5.125%, 10/01/25 ...........................................    NR/AAA        532,260
               State of Oregon Housing and Community Services
      5,000    5.900%, 07/01/12 ...........................................    Aa2/NR          5,112
    160,000    6.700%, 07/01/13 ...........................................    Aa2/NR        160,221
    425,000    6.000%, 07/01/20 ...........................................    Aa2/NR        434,418
  1,000,000    4.650%, 07/01/25 ...........................................    Aa2/NR      1,005,160
  1,240,000    5.400%, 07/01/27 ...........................................    Aa2/NR      1,263,659
               State of Oregon Housing and Community Services
                  (MBIA Corporation Insured)
  1,500,000    5.450%, 07/01/24 ...........................................   Aaa/AAA      1,501,140
               State of Oregon Housing, Educational and Cultural
                  Facilities Authority (George Fox University)
                  LOC: Bank of America
  1,000,000    5.700%, 03/01/17 pre-refunded ..............................    NR/AA       1,038,330
                                                                                        ------------
               Total Housing, Educational, and Cultural Revenue Bonds                     20,195,360
                                                                                        ------------

               TRANSPORTATION REVENUE BONDS (5.4%)
               Oregon St. Department Transportation Highway Usertax
  1,000,000    5.500%, 11/15/14 pre-refunded ..............................   Aa2/AA+      1,095,460
  2,000,000    5.500%, 11/15/16 pre-refunded ..............................   Aa2/AA+      2,190,920
  3,025,000    5.500%, 11/15/18 pre-refunded ..............................   Aa2/AA+      3,313,767
  2,555,000    5.375%, 11/15/18 pre-refunded ..............................   Aa2/AA+      2,733,671
  1,085,000    5.000%, 11/15/20 ...........................................   Aa2/AA+      1,146,324
  1,140,000    5.000%, 11/15/21 ...........................................   Aa2/AA+      1,201,070

                                                                              RATING
    FACE                                                                     MOODY'S/
   AMOUNT      STATE OF OREGON REVENUE BONDS (CONTINUED)                        S&P         VALUE
-----------    ------------------------------------------------------------  --------   ------------
               TRANSPORTATION REVENUE BONDS (CONTINUED)
               Oregon St. Department Transportation Highway
                  Usertax (continued)
$ 4,545,000    5.125%, 11/15/26 ...........................................   Aa2/AA+   $  4,787,976
  1,000,000    5.000%, 11/15/29 ...........................................   Aa2/AA+      1,042,570
               Tri-County Metropolitan Transportation District, Oregon
  1,440,000    5.750%, 08/01/16 pre-refunded ..............................   Aa3/AA+      1,553,256
  1,775,000    5.000%, 09/01/16 ...........................................   Aa3/AA+      1,862,543
               Tri-County Metropolitan Transportation District, Oregon
                  (LOC: Morgan Guaranty Trust)
  2,500,000    5.400%, 06/01/19 ...........................................    NR/AA-      2,594,550
                                                                                        ------------
               Total Transportation Revenue Bonds                                         23,522,107
                                                                                        ------------

               URBAN RENEWAL REVENUE BONDS (2.9%)
               Portland, Oregon Airport Way Renewal and
                  Redevelopment (AMBAC Indemnity
                  Corporation Insured)
  1,640,000    6.000%, 06/15/14 pre-refunded ..............................    Aaa/NR      1,798,588
  1,765,000    5.750%, 06/15/20 pre-refunded ..............................    Aaa/NR      1,918,696
               Portland, Oregon River District Urban Renewal and
                  Redevelopment (AMBAC Indemnity
                  Corporation Insured)
  1,420,000    5.000%, 06/15/16 ...........................................    Aaa/NR      1,503,382
  1,915,000    5.000%, 06/15/20 ...........................................    Aaa/NR      2,004,316
               Portland, Oregon Urban Renewal Tax Allocation
                  (AMBAC Indemnity Corporation Insured)
                  (Convention Center)
  1,150,000    5.750%, 06/15/18 ...........................................    Aaa/NR      1,245,013
  2,000,000    5.450%, 06/15/19 ...........................................    Aaa/NR      2,133,360
               Portland Oregon Urban Renewal Tax Allocation
                  (Interstate Corridor) (Financial Guaranty
                  Insurance Corporation Insured)
  1,990,000    5.250%, 06/15/21 ...........................................    Aaa/NR      2,152,623
                                                                                        ------------
               Total Urban Renewal Revenue Bonds                                          12,755,978
                                                                                        ------------

                                                                              RATING
    FACE                                                                     MOODY'S/
   AMOUNT      STATE OF OREGON REVENUE BONDS (CONTINUED)                        S&P         VALUE
-----------    ------------------------------------------------------------  --------   ------------
               UTILITY REVENUE BONDS (1.0%)
               Emerald Peoples Utility District, Oregon (Financial
                  Security Assurance Insured)
$ 1,455,000    5.250%, 11/01/22 ...........................................    Aaa/NR   $  1,558,043
               Eugene, Oregon Electric Utility (Financial Security
                  Assurance Insured)
  1,060,000    5.250%, 08/01/14 ...........................................   Aaa/AAA      1,130,744
  1,600,000    5.000%, 08/01/18 ...........................................   Aaa/AAA      1,650,112
                                                                                        ------------
               Total Utility Revenue Bonds                                                 4,338,899
                                                                                        ------------

               WATER AND SEWER REVENUE BONDS (10.3)%
               Bend, Oregon Sewer Revenue (AMBAC Indemnity
                  Corporation Insured)
  1,130,000    5.150%, 10/01/14 pre-refunded ..............................    Aaa/NR      1,196,715
               Klamath Falls, Oregon Wastewater (AMBAC Indemnity
                   Corporation Insured)
  1,545,000    5.650%, 06/01/20 pre-refunded ..............................   Aaa/AAA      1,661,833
               Klamath Falls, Oregon Water (Financial Security
                  Assurance Insured)
  1,575,000    5.500%, 07/01/16 ...........................................   Aaa/AAA      1,761,952
               Lebanon, Oregon Wastewater (Financial Security
                  Assurance Insured)
  1,000,000    5.700%, 03/01/20 ...........................................   Aaa/AAA      1,065,330
               Portland, Oregon Sewer System (Financial Guaranty
                  Insurance Corporation Insured)
  2,900,000    5.750%, 08/01/19 pre-refunded ..............................   Aaa/AAA      3,134,088
               Portland, Oregon Sewer System (Financial Security
                  Assurance Insured)
  2,760,000    5.250%, 06/01/17 ...........................................   Aaa/AAA      2,965,592
  3,470,000    5.000%, 06/01/21 ...........................................   Aaa/AAA      3,624,589
               Portland, Oregon Water System
  7,420,000    5.500%, 08/01/19 ...........................................    Aa1/NR      7,866,387
  1,235,000    5.500%, 08/01/20 ...........................................    Aa1/NR      1,307,791
               Salem, Oregon Water & Sewer Revenue (Financial
                  Guaranty Insurance Corporation Insured)
  1,040,000    5.000%, 06/01/17 ...........................................   Aaa/AAA      1,111,614

                                                                              RATING
    FACE                                                                     MOODY'S/
   AMOUNT      STATE OF OREGON REVENUE BONDS (CONTINUED)                        S&P         VALUE
-----------    ------------------------------------------------------------  --------   ------------
               WATER AND SEWER REVENUE BONDS (CONTINUED)
               Salem, Oregon Water and Sewer (Financial Security
                  Assurance Insured)
$ 1,000,000    5.375% 06/01/15 ............................................   Aaa/AAA   $  1,101,270
  1,970,000    5.375% 06/01/16 pre-refunded ...............................   Aaa/AAA      2,098,267
  3,025,000    5.500%, 06/01/20 pre-refunded ..............................   Aaa/AAA      3,236,417
               Sunrise Water Authority, Oregon (Financial Security
                  Assurance Insured)
  2,630,000    5.000%, 03/01/19 ...........................................   Aaa/AAA      2,777,438
  1,350,000    5.250%, 03/01/24 ...........................................   Aaa/AAA      1,448,226
               Sunrise Water Authority, Oregon (XLCA Insured)
  1,160,000    5.000%, 09/01/25 ...........................................   Aaa/AAA      1,209,451
               Washington County, Oregon Clean Water Services
                  (Financial Guaranty Insurance Corporation Insured)
    995,000    5.000%, 10/01/13 ...........................................   Aaa/AAA      1,050,113
  3,525,000    5.125%, 10/01/17 ...........................................   Aaa/AAA      3,702,730
               Washington County, Oregon Clean Water Services
                  (MBIA Corporation Insured)
  2,235,000    5.250%, 10/01/15 ...........................................   Aaa/AAA      2,446,386
               Washington County, Unified Sewer Agency (AMBAC
                  Indemnity Corporation Insured)
    315,000    5.900%, 10/01/06 ...........................................   Aaa/AAA        315,372
                                                                                        ------------
               Total Water and Sewer Revenue Bonds                                        45,081,561
                                                                                        ------------

               OTHER REVENUE BONDS (1.3%)
               Multnomah County, Oregon School District #1J,
                  Special Obligations
    345,000    5.000%, 03/01/07 ...........................................    A2/A-         347,129
               Oregon State Department of Administration Services
                  (Lottery Revenue) (Financial Security
                  Assurance Insured)
  2,000,000    5.750%, 04/01/14 pre-refunded ..............................   Aaa/AAA      2,137,020
  3,040,000    5.000%, 04/01/19 ...........................................   Aaa/AAA      3,190,966
                                                                                        ------------
               Total Other Revenue Bonds                                                   5,675,115
                                                                                        ------------
               Total Revenue Bonds                                                       163,092,505
                                                                                        ------------

                                                                              RATING
    FACE                                                                     MOODY'S/
   AMOUNT      U.S. TERRITORY BONDS (1.4%)                                      S&P         VALUE
-----------    ------------------------------------------------------------  --------   ------------
               Puerto Rico Municipal Finance Agency (Financial
                  Security Assurance Insured)
$   500,000    5.250%, 08/01/16 ...........................................   Aaa/AAA   $    537,760
  5,000,000    5.250%, 08/01/20 ...........................................   Aaa/AAA      5,383,400
                                                                                        ------------
               Total U.S. Territory Bonds                                                  5,921,160
                                                                                        ------------
               Total Municipal Bonds (cost $416,920,762**) ................    98.6%     431,906,443
               Other assets less liabilities ..............................     1.4        6,174,448
                                                                             --------   ------------
               Net Assets .................................................   100.0%    $438,080,891
                                                                             ========   ============

(*) Any security not rated (NR) by either rating service has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

(**)  See note 4.

                                                                      PERCENT OF
PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)                   PORTFOLIO
------------------------------------------------------------------     ---------
Aaa of Moody's and/or AAA of S&P .................................       65.9%
Aa of Moody's and/or AA of S&P. ..................................       30.6
A of Moody's and/or S&P. .........................................        1.7
Baa of Moody's and/or BBB of S&P. ................................        0.3
Not rated* .......................................................        1.5
                                                                       ---------
                                                                        100.0%
                                                                       =========

PORTFOLIO ABBREVIATIONS:
------------------------
AMBAC - American Municipal Bond Assurance Corp.
LOC -   Letter of Credit
MBIA -  Municipal Bond Investors Assurance
NR -    Not Rated
XLCA -  XL Capital Assurance

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            TAX-FREE TRUST OF OREGON
                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments at value (cost $416,920,762) ..........................................    $431,906,443
  Cash ..............................................................................         926,010
  Interest receivable ...............................................................       6,280,340
  Receivable for investment securities sold .........................................       2,211,346
  Receivable for Trust shares sold ..................................................         199,985
  Other assets ......................................................................           4,919
                                                                                         ------------
  Total assets ......................................................................     441,529,043
                                                                                         ------------

LIABILITIES
  Payable for investment securities purchased .......................................       2,127,140
  Dividends payable .................................................................         552,723
  Payable for Trust shares redeemed .................................................         320,270
  Management fees payable ...........................................................         159,213
  Distribution and service fees payable .............................................         155,703
  Accrued expenses ..................................................................         133,103
                                                                                         ------------
  Total liabilities .................................................................       3,448,152
                                                                                         ------------

NET ASSETS ..........................................................................    $438,080,891
                                                                                         ============
  Net Assets consist of:
  Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share    $    408,098
  Additional paid-in capital ........................................................     422,012,753
  Net unrealized appreciation on investments (note 4) ...............................      14,985,681
  Undistributed net investment income ...............................................         606,763
  Accumulated net realized gain on investments ......................................          67,596
                                                                                         ------------
                                                                                         $438,080,891
                                                                                         ============

CLASS A
  Net Assets ........................................................................    $361,711,052
                                                                                         ============
  Capital shares outstanding ........................................................      33,690,963
                                                                                         ============
  Net asset value and redemption price per share ....................................    $      10.74
                                                                                         ============
  Offering price per share (100/96 of $10.74 adjusted to nearest cent) ..............    $      11.19
                                                                                         ============

CLASS C
  Net Assets ........................................................................    $ 37,006,075
                                                                                         ============
  Capital shares outstanding ........................................................       3,449,694
                                                                                         ============
  Net asset value and offering price per share ......................................    $      10.73
                                                                                         ============
  Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
    during the first 12 months after purchase) ......................................    $      10.73*
                                                                                         ============

CLASS Y
  Net Assets ........................................................................    $ 39,363,764
                                                                                         ============
  Capital shares outstanding ........................................................       3,669,106
                                                                                         ============
  Net asset value, offering and redemption price per share ..........................    $      10.73
                                                                                         ============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            TAX-FREE TRUST OF OREGON
                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:

      Interest income ......................................                    $ 10,106,155

      Management fees (note 3) .............................    $    886,247
      Distribution and service fees (note 3) ...............         476,978
      Transfer and shareholder servicing agent fees ........         153,468
      Trustees' fees and expenses (note 8) .................         114,851
      Legal fees (note 3) ..................................          64,911
      Shareholders' reports and proxy statements ...........          46,127
      Custodian fees .......................................          16,398
      Registration fees and dues ...........................          15,862
      Insurance ............................................          14,987
      Auditing and tax fees ................................          10,528
      Chief compliance officer (note 3) ....................           2,291
      Miscellaneous ........................................          30,817
                                                                ------------
                                                                   1,833,465
      Expenses paid indirectly (note 6) ....................         (24,767)
                                                                ------------
      Net expenses .........................................                       1,808,698
                                                                                ------------
      Net investment income ................................                       8,297,457

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

      Net realized gain (loss) from securities transactions           67,661
      Change in unrealized appreciation on investments .....      (6,278,740)
                                                                ------------

      Net realized and unrealized gain (loss) on investments                      (6,211,079)
                                                                                ------------
      Net change in net assets resulting from operations ...                    $  2,086,378
                                                                                ============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            TAX-FREE TRUST OF OREGON
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Six Months Ended
                                                              March 31, 2006            Year Ended
                                                                (unaudited)         September 30, 2005
                                                             ----------------       ------------------
OPERATIONS:
   Net investment income ................................    $      8,297,457        $     16,689,284
   Net realized gain (loss) from securities transactions               67,661                 854,404
   Change in unrealized appreciation on investments .....          (6,278,740)             (4,950,237)
                                                             ----------------        ----------------
     Change in net assets resulting from operations .....           2,086,378              12,593,451
                                                             ----------------        ----------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
   Class A Shares:
   Net investment income ................................          (6,972,500)            (13,913,104)
   Net realized gain on investments .....................            (712,918)               (170,550)

   Class C Shares:
   Net investment income ................................            (589,661)             (1,261,610)
   Net realized gain on investments .....................             (78,778)                (19,923)

   Class Y Shares:
   Net investment income ................................            (682,245)             (1,422,024)
   Net realized gain on investments .....................             (62,711)                (17,319)
                                                             ----------------        ----------------
     Change in net assets from distributions ............          (9,098,813)            (16,804,530)
                                                             ----------------        ----------------

CAPITAL SHARE TRANSACTIONS (note 7):
   Proceeds from shares sold ............................          28,224,271              49,696,335
   Reinvested dividends and distributions ...............           5,286,417              10,648,262
   Cost of shares redeemed ..............................         (35,143,902)            (54,540,677)
                                                             ----------------        ----------------
     Change in net assets from capital share transactions          (1,633,214)              5,803,920
                                                             ----------------        ----------------

     Change in net assets ...............................          (8,645,649)              1,592,841

NET ASSETS:
   Beginning of period ..................................         446,726,540             445,133,699
                                                             ----------------        ----------------
   End of period* .......................................    $    438,080,891        $    446,726,540
                                                             ================        ================

   * Includes undistributed net investment income of: ...    $        606,763        $        553,712
                                                             ================        ================

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

      Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On September 30, 2005 the "Trust" decreased undistributed net investment income by $209,001, increased accumulated net realized gain on investments by $2,375 and increased capital stock by $206,626 due primarily to differing book/tax treatment of distributions and bond amortization.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% of the Trust's net assets.

      FAF Advisors, Inc. (formerly known as U.S. Bancorp Asset Management, Inc. until March 31, 2006) (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% on the Trust's net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended March 31, 2006, service fees on Class A Shares amounted to $276,218, of which the Distributor retained $13,525.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 2006, amounted to $150,570. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 2006, amounted to $50,190. The total of these payments made with respect to Class C Shares amounted to $200,760, of which the Distributor retained $42,987.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Oregon, with the bulk of sales commissions inuring to such dealers. For the six months ended March 31, 2006, total commissions on sales of Class A Shares amounted to $313,986 of which the Distributor received $54,534.

c) OTHER RELATED PARTY TRANSACTIONS

      For the six months ended March 31, 2006 the Trust incurred $62,220 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a Partner at that Firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended March 31, 2006, purchases of securities and proceeds from the sales of securities aggregated $30,472,200 and $31,973,308, respectively.

      At March 31, 2006, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $16,435,377, and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $993,950 for a net unrealized appreciation of $15,441,427. The tax cost of the Trust's securities at March 31, 2006 equaled $416,465,016.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuer's to pay interest and principal on their obligations.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of the cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                     Six Months Ended
                                      March 31, 2006                       Year Ended
                                        (Unaudited)                    September 30, 2005
                               -----------------------------     -----------------------------
                                  Shares           Amount           Shares           Amount
                               ------------     ------------     ------------     ------------
CLASS A SHARES:
  Proceeds from shares sold       1,472,239     $ 15,948,441        3,149,857     $ 34,641,059
  Reinvested dividends and
    distributions .........         436,722        4,734,809          809,783        8,902,554
  Cost of shares redeemed .      (2,027,875)     (21,956,053)      (3,456,078)     (37,995,128)
                               ------------     ------------     ------------     ------------
    Net change ............        (118,914)      (1,272,803)         503,562        5,548,485
                               ------------     ------------     ------------     ------------

CLASS C SHARES:
  Proceeds from shares sold         237,037        2,564,895          700,080        7,694,071
  Reinvested dividends and
    distributions .........          39,006          422,593           75,228          826,254
  Cost of shares redeemed .        (672,390)      (7,277,974)        (697,336)      (7,649,051)
                               ------------     ------------     ------------     ------------
    Net change ............        (396,347)      (4,290,486)          77,972          871,274
                               ------------     ------------     ------------     ------------

CLASS Y SHARES:
  Proceeds from shares sold         897,374        9,710,935          668,817        7,361,205
  Reinvested dividends and
    distributions .........          11,916          129,015           83,690          919,454
  Cost of shares redeemed .        (545,351)      (5,909,875)        (808,618)      (8,896,498)
                               ------------     ------------     ------------     ------------
    Net change ............         363,939        3,930,075          (56,111)        (615,839)
                               ------------     ------------     ------------     ------------

Total transactions in Trust
  shares ..................        (151,322)    $ (1,633,214)         525,423     $  5,803,920
                               ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At March 31, 2006 there were 8 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended March 31, 2006 was $92,503, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended March 31, 2006, such meeting-related expenses amounted to $22,348.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. On the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

      The tax character of distributions:

                                                 Year Ended September 30,
                                                  2005             2004
                                               -----------     -----------
      Net tax-exempt income                    $16,473,095     $17,297,515
      Ordinary income                              123,643           8,296
      Capital gain                                 207,792         811,978
                                               -----------     -----------
                                               $16,804,530     $18,117,789
                                               ===========     ===========

      As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized long term capital gain          $   854,342
      Unrealized appreciation                                   21,667,132
      Undistributed tax-exempt income                              151,001
                                                               -----------
                                                               $22,672,475
                                                               ===========

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to wash sales and premium/discount adjustments.

--------------------------------------------------------------------------------
                            TAX-FREE TRUST OF OREGON
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   Class A
                                               ----------------------------------------------------------------------------
                                                Six Months
                                                  Ended                           Year Ended September 30,
                                                 3/31/06        -----------------------------------------------------------
                                               (unaudited)        2005         2004         2003         2002         2001
                                               -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period ........    $ 10.91        $ 11.01      $ 11.04      $ 11.12      $ 10.72      $ 10.29
                                                 -------        -------      -------      -------      -------      -------
Income (loss) from investment operations:
   Net investment income + ..................       0.21           0.42         0.44         0.45         0.48         0.49
   Net gain (loss) on securities (both
     realized and unrealized) ...............      (0.15)         (0.10)       (0.01)       (0.06)        0.41         0.44
                                                 -------        -------      -------      -------      -------      -------
   Total from investment operations .........       0.06           0.32         0.43         0.39         0.89         0.93
                                                 -------        -------      -------      -------      -------      -------
Less distributions (note 10):
   Dividends from net investment income .....      (0.21)         (0.41)       (0.44)       (0.45)       (0.47)       (0.49)
   Distributions from capital gains .........      (0.02)         (0.01)       (0.02)       (0.02)       (0.02)       (0.01)
                                                 -------        -------      -------      -------      -------      -------
   Total distributions ......................      (0.23)         (0.42)       (0.46)       (0.47)       (0.49)       (0.50)
                                                 -------        -------      -------      -------      -------      -------
Net asset value, end of period ..............    $ 10.74        $ 10.91      $ 11.01      $ 11.04      $ 11.12      $ 10.72
                                                 =======        =======      =======      =======      =======      =======
Total return (not reflecting sales charge) ..       0.51%**        2.98%        3.97%        3.65%        8.59%        9.18%

Ratios/supplemental data
   Net assets, end of period (in millions) ..    $   362        $   369      $   367      $   361      $   345      $   309
   Ratio of expenses to average net assets ..       0.76%*         0.77%        0.72%        0.71%        0.71%        0.72%
   Ratio of net investment income to average
     net assets .............................       3.80%*         3.79%        4.02%        4.11%        4.45%        4.62%
   Portfolio turnover rate ..................          7%**          14%          11%          12%          11%          17%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..       0.75%*         0.76%        0.71%        0.70%        0.69%        0.70%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
*     Annualized.
**    Not annualized.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            TAX-FREE TRUST OF OREGON
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   Class C
                                               ----------------------------------------------------------------------------
                                                Six Months
                                                  Ended                           Year Ended September 30,
                                                 3/31/06        -----------------------------------------------------------
                                               (unaudited)        2005         2004         2003         2002         2001
                                               -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period ........    $ 10.90        $ 11.00      $ 11.03      $ 11.11      $ 10.71      $ 10.28
                                                 -------        -------      -------      -------      -------      -------
Income (loss) from investment operations:
   Net investment income + ..................       0.16           0.32         0.35         0.36         0.38         0.39
   Net gain (loss) on securities (both
     realized and unrealized) ...............      (0.15)         (0.09)       (0.02)       (0.06)        0.42         0.45
                                                 -------        -------      -------      -------      -------      -------
   Total from investment operations .........       0.01           0.23         0.33         0.30         0.80         0.84
                                                 -------        -------      -------      -------      -------      -------
Less distributions (note 10):
   Dividends from net investment income .....      (0.16)         (0.32)       (0.34)       (0.36)       (0.38)       (0.40)
   Distributions from capital gains .........      (0.02)         (0.01)       (0.02)       (0.02)       (0.02)       (0.01)
                                                 -------        -------      -------      -------      -------      -------
   Total distributions ......................      (0.18)         (0.33)       (0.36)       (0.38)       (0.40)       (0.41)
                                                 -------        -------      -------      -------      -------      -------
Net asset value, end of period ..............    $ 10.73        $ 10.90      $ 11.00      $ 11.03      $ 11.11      $ 10.71
                                                 =======        =======      =======      =======      =======      =======
Total return (not reflecting sales charge) ..       0.08%**        2.10%        3.09%        2.77%        7.67%        8.26%

Ratios/supplemental data
   Net assets, end of period (in millions) ..    $  37.0        $  41.9      $  41.4      $  43.9      $  25.9      $  12.7
   Ratio of expenses to average net assets ..       1.61%*         1.62%        1.57%        1.55%        1.55%        1.56%
   Ratio of net investment income to
     average net assets .....................       2.95%*         2.94%        3.17%        3.22%        3.56%        3.70%
   Portfolio turnover rate ..................          7%**          14%          11%          12%          11%          17%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..       1.60%*         1.61%        1.56%        1.54%        1.54%        1.54%

                                                                                   Class Y
                                               ----------------------------------------------------------------------------
                                                Six Months
                                                  Ended                           Year Ended September 30,
                                                 3/31/06        -----------------------------------------------------------
                                               (unaudited)        2005         2004         2003         2002         2001
                                               -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period ........    $ 10.90        $ 11.00      $ 11.03      $ 11.11      $ 10.72      $ 10.28
                                                 -------        -------      -------      -------      -------      -------
Income (loss) from investment operations:
   Net investment income + ..................       0.21           0.43         0.46         0.47         0.49         0.50
   Net gain (loss) on securities (both
     realized and unrealized) ...............      (0.15)         (0.09)       (0.02)       (0.06)        0.41         0.45
                                                 -------        -------      -------      -------      -------      -------
   Total from investment operations .........       0.06           0.34         0.44         0.41         0.90         0.95
                                                 -------        -------      -------      -------      -------      -------
Less distributions (note 10):
   Dividends from net investment income .....      (0.21)         (0.43)       (0.45)       (0.47)       (0.49)       (0.50)
   Distributions from capital gains .........      (0.02)         (0.01)       (0.02)       (0.02)       (0.02)       (0.01)
                                                 -------        -------      -------      -------      -------      -------
   Total distributions ......................      (0.23)         (0.44)       (0.47)       (0.49)       (0.51)       (0.51)
                                                 -------        -------      -------      -------      -------      -------
Net asset value, end of period ..............    $ 10.73        $ 10.90      $ 11.00      $ 11.03      $ 11.11      $ 10.72
                                                 =======        =======      =======      =======      =======      =======
Total return (not reflecting sales charge) ..       0.59%**        3.11%        4.13%        3.80%        8.65%        9.45%

Ratios/supplemental data
   Net assets, end of period (in millions) ..    $  39.4        $  36.0      $  37.0      $  37.1      $  31.2      $  23.8
   Ratio of expenses to average net assets ..       0.61%*         0.62%        0.57%        0.56%        0.56%        0.57%
   Ratio of net investment income to average
     net assets .............................       3.95%*         3.95%        4.17%        4.26%        4.59%        4.76%
   Portfolio turnover rate ..................          7%**          14%          11%          12%          11%          17%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..       0.60%*         0.61%        0.56%        0.55%        0.54%        0.55%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
*     Annualized.
**    Not annualized.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on October 1, 2005 and held for the six months ended March 31, 2006.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED MARCH 31, 2006

                       ACTUAL
                   TOTAL RETURN      BEGINNING        ENDING         EXPENSES
                      WITHOUT         ACCOUNT         ACCOUNT       PAID DURING
                  SALES CHARGES(1)     VALUE           VALUE       THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                 0.51%        $1,000.00       $1,005.10      $    3.79
--------------------------------------------------------------------------------
Class C                 0.08%        $1,000.00       $1,000.80      $    8.07
--------------------------------------------------------------------------------
Class Y                 0.59%        $1,000.00       $1,005.90      $    3.03
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.75%, 1.60% AND 0.60% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of the applicable sales charges or contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

                    HYPOTHETICAL
                     ANNUALIZED      BEGINNING        ENDING          EXPENSES
                       TOTAL          ACCOUNT         ACCOUNT       PAID DURING
                       RETURN          VALUE           VALUE       THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                 5.00%        $1,000.00       $1,021.45      $    3.59
--------------------------------------------------------------------------------
Class C                 5.00%        $1,000.00       $1,017.20      $    7.87
--------------------------------------------------------------------------------
Class Y                 5.00%        $1,000.00       $1,022.20      $    2.83
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.71%, 1.56% AND 0.56% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

TAX-FREE TRUST OF OREGON (THE "TRUST"):

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT AND THE SUB-ADVISORY AGREEMENT

      Renewal until June 30, 2007 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Trust and the Manager and the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Manager and FAF Advisors, Inc. (the "Sub-Adviser") was approved by the Board of Trustees and the independent Trustees in April, 2006. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o The Annual Report of the Trust for the year ended September 30, 2005;

      A report by the Manager containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager and the Sub-Adviser; and

      Quarterly materials reviewed at prior meetings on the Trust's performance, operations, portfolio and compliance.

      The  Trustees  considered  the  Advisory  Agreement  and the  Sub-Advisory
Agreement separately as well as in conjunction with each other to determine their combined effects on the Trust. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to each agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER AND THE SUB-ADVISER.

      The Manager and Sub-Adviser have provided local management of the Trust's portfolio. The Trustees noted that the Sub-Adviser employed Mr. Michael S.
Hamilton as portfolio manager for the Trust and had provided facilities for credit analysis of the Trust's portfolio securities. Mr. Hamilton, based in Portland, Oregon, has provided local information regarding specific holdings in the Trust's portfolio. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Trust's portfolio, with which to assess the Trust as an investment vehicle for residents of Oregon in light of prevailing interest rates and local economic conditions.

      The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Trust's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance, and had not been subject to the kinds of regulatory and legal difficulties affecting a number of other investment advisers.

      The Board considered that the Manager and the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital. It noted that compared to other Oregon state-specific municipal bond funds, the portfolio of the Trust was of significantly higher quality and contained no securities subject to the alternative minimum tax.

      The Board concluded that a commendable quality of services was provided and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement and the Sub-Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE TRUST.

      The Board reviewed each aspect of the Trust's performance and compared its performance with that of its local competitors and with national averages. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Oregon funds, the Trust has had investment performance that is comparable to that of its peers for five- and ten-year periods, with lower rates of return explained by the Trust's generally higher-quality portfolio and generally shorter average maturities.

      The Board concluded that the performance of the Trust, in light of its investment objectives and market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND SUB-ADVISER AND AFFILIATES FROM THE RELATIONSHIP WITH THE TRUST.

      The information provided in connection with renewal contained expense data for the Trust and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Trust.

      The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, and by the Trust's local competitors.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Trust, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Manager and the Sub-Adviser did not argue against approval of the fees to be paid under the Advisory Agreement or the Sub-Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE TRUST GROWS.

      Data provided to the Trustees showed that the Trust's asset size had been relatively steady in recent years. The Trustees also noted that the materials indicated that the Trust's fees were already lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement and Sub-Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE TRUST.

      The Board observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila(SM) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q which is available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2005 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS

  Lacy B. Herrmann, Chairman Emeritus
  AQUILA MANAGEMENT CORPORATION

MANAGER

  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER

  faf advisOrs, INC.
  555 S.W. Oak Street
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES

  James A. Gardner, Chair
  Diana P. Herrmann, Vice Chair
  Gary C. Cornia
  Edmund P. Jensen
  Timothy J. Leach
  John W. Mitchell
  Ralph R. Shaw
  Nancy Wilgenbusch

OFFICERS

  Diana P. Herrmann, President
  James M. McCullough, Senior Vice President
  Sally J. Church, Vice President
  Christine L. Neimeth, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR

  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT

  PFPC Inc.
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN

  BANK ONE TRUST COMPANY, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM 2.  CODE OF ETHICS.
		Not applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF OREGON


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, President and Trustee
June 7, 2006


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer
June 7, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
June 7, 2006

By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 7, 2006



TAX-FREE TRUST OF OREGON

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.